Income Taxes	6 Months Ended
Jun. 30, 2013
Income Taxes
Income Taxes

Note 16—Income Taxes

        The Company files U.S. federal and state corporate income tax returns for PFSI and partnership returns for PennyMac. Before the IPO, the Company did not have a provision for income taxes as PennyMac is a pass-through taxable entity. PennyMac's partnership returns are generally subject to examination for 2009 and forward and for 2008 and forward for certain states. In March 2013, the IRS concluded their audit of the partnership returns of PennyMac and its subsidiaries for the tax year ended December 31, 2010 and proposed no changes to the returns as originally filed. No returns are currently under examination.

        The following table details the Company's income tax expense (benefit).

	Quarter ended June 30, 2013	Six months ended June 30, 2013
	(in thousands)
Current expense:
Federal	$—	$—
State	—	—

Total current expense	—	—

Deferred expense:
Federal	1,516	1,516
State	522	522

Total deferred expense	2,038	2,038

Total provision for income taxes	$2,038	$2,038

        The provision for deferred income taxes for the quarter and six months ended June 30, 2013 primarily relates to mortgage servicing rights the Company received pursuant to sales of mortgage loans held for sale at fair value.

        The following table is a reconciliation of the Company's provision for income taxes at statutory rates to the provision for income taxes at the Company's effective tax rate:

	Quarter ended June 30, 2013	Six months ended June 30, 2013
Statutory federal tax rate	35.0%	35.0%
Rate attributable to non-controlling interest	-31.6%	-33.4%
State income taxes, net of federal benefit	0.7%	0.3%
Valuation allowance	0.0%	0.0%

Effective tax rate	4.1%	1.9%

        The components of the Company's provision for deferred income taxes are as follows:

	Quarter ended June 30, 2013	Six months ended June 30, 2013
	(in thousands)
Mortgage servicing rights	$2,218	$2,218
Net operating loss carry forward	(233)	(233)
Carried Interest	140	140
Other	(87)	(87)
Valuation allowance	—	—

Total provision for deferred income taxes	$2,038	$2,038

        The components of income taxes payable, net are as follows:

June 30, 2013
(in thousands)
Taxes currently receivable	$7
Deferred income taxes payable	(2,038)

Income taxes payable	$(2,031)

        The tax effects of temporary differences that gave rise to deferred income tax assets and liabilities are presented below:

June 30, 2013
(in thousands)
Deferred income tax assets:
Net operating loss carry forward	$233
Other	87

Gross deferred tax assets	320

Deferred income tax liabilities:
Mortgage servicing rights	(2,218)
Carried Interest	(140)

Gross deferred tax liabilities	(2,358)

Net deferred income tax liability	$(2,038)

        The net deferred income tax liability is recorded in Accounts payable and accrued expenses in the consolidated balance sheets as of June 30, 2013. There was no income tax liability as of December 31, 2012 since PennyMac is a pass-through taxable entity.

        The Company recorded a deferred tax asset of $233,000 reflecting the benefit of a net operating loss carry forward that generally expires in 2033.

        At June 30, 2013 and December 31, 2012, the Company had no unrecognized tax benefits and does not anticipate any increase in unrecognized tax benefits. Should the accrual of any interest or penalties relative to unrecognized tax benefits be necessary, it is the Company's policy to record such accruals in the Company's income tax accounts. No such accruals existed at June 30, 2013 and December 31, 2012.